Share based compensation - Black and Scholes model (Detail) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Plan 2016 (grant 2018) [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Expected volatility	66.92%
Risk-free interest rate	0.35%
Expected life	3
Exercise price	€ 5.17
Stock price	1.09
Fair value	€ 0.10
Plan 2018 (grant 2018) [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life	3
Exercise price	€ 6.52
Stock price	10.24
Fair value	€ 5.30
Plan 2013 (grant 2018) [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life	3
Exercise price	€ 11.94
Stock price	10.20
Fair value	€ 3.31
Plan 2018 (grant 2020) [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life	3
Exercise price	€ 11.94
Stock price	10.20
Fair value	€ 3.31
Plan 2020 (grant 2020) [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life	3
Exercise price	€ 11.94	€ 11.94
Stock price	10.20
Fair value	€ 3.31
Plan 2021 (grant Sept. 17 2021) [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Expected volatility	51.30%
Risk-free interest rate	(0.36%)
Expected life	3
Exercise price	€ 25.31
Stock price	25.75
Fair value	€ 9.22
Plan 2021 (grant Oct. 27 2021) [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Expected volatility	51.50%
Risk-free interest rate	(0.18%)
Expected life	3
Exercise price	€ 25.31
Stock price	20.50
Fair value	€ 5.94